Exhibit 99.1Enterprise Fleet Financing, LLCSeries 2016-2 Asset Backed NotesSample Lease Agreed-Upon ProceduresReport To:Enterprise Fleet Financing, LLCEnterprise Fleet Management, Inc.J.P. Morgan Securities LLCMerrill Lynch, Pierce, Fenner & Smith IncorporatedWells Fargo Securities, LLC29 June 2016 Report of Independent Accountants on Applying Agreed-Upon ProceduresEnterprise Fleet Financing, LLCEnterprise Fleet Management, Inc.600 Corporate Park DriveSt Louis, Missouri 63105J.P. Morgan Securities LLC383 Madison AvenueNew York, New York 10179Merrill Lynch, Pierce, Fenner & Smith IncorporatedOne Bryant Park, 11th FloorNew York, New York 10036Wells Fargo Securities, LLC550 South Tryon StreetCharlotte, North Carolina 28202Re:Enterprise Fleet Financing, LLCSeries 2016-2 Asset Backed Notes (the “Notes)Sample Lease Agreed-Upon ProceduresWe have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist Enterprise Fleet Financing, LLC (the "Issuer") in evaluating the accuracy of certain information with respect to a pool of leases and the vehicles subject to those leases (the “Leases" and “Vehicles,” respectively) that will secure the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.The procedures performed and our associated findings are included in Attachment A. Page 2 of 3For the purpose of the procedures described in this report, Enterprise Fleet Management, Inc. (the "Sponsor"), on behalf of the Issuer, provided us with:a.An electronic data file labeled “DATA_TAPE_MTN_2016_2.mdb” and the corresponding record layout and decode information (the "Data File") that the Sponsor, on behalf of the Issuer, indicated contains information as of 31 May 2016 (the "Cutoff Date") on certain leases and the vehicles subject to those leases, b.Imaged copies of: i.The master equity lease agreement, master walkaway lease agreement, amended and restated master equity lease agreement, amended and restated master walkaway lease agreement, amendment to master equity lease agreement, amendment to master equity walkaway lease agreement, amended certificate of limited liability company, state of Delaware certificate of amendment, amendment to articles of organization of a limited liability company (LLC), assignment and assumption agreement (with release) or certificate of amendment of certificate of formation (as applicable and collectively, the "Master lease Agreement"), ii.Certain screen shots from the Sponsor's servicing system (the "System Screen Shots"), iii.The credit review file (the "Credit Review File"), iv.The certificate of title, title inquiry report or title and registration verification (as applicable and collectively, the "Title") and v.The certificate of liability insurance, evidence of property insurance, Illinois parks association risk services certificate of benefits, lessor - additional insured and loss payee schedule, loss payable addendum, insurance inquiry - policy information, vehicle or equipment certificate of insurance and/ or the self-insurance addendum to the Master lease Agreement (as applicable and collectively, the “Insurance Source Documents,” together with the Master lease Agreement, System Screen Shots, Credit Review File and Title, the "Source Documents"), relating to the Sample leases (as defined in Attachment A),c.The list of relevant characteristics on the Base Data File (as defined in Attachment A) (the "Sample Characteristics"), which are listed on Exhibit 2 to Attachment A, and d.Instructions, assumptions and methodologies, which are described in Attachment A.  Page 3 of 3The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File or Base Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, lessee Name Change Table (as defined in Attachment A) or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no op inion as to(a) the existence of the leases or Vehicles, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstancesoccuning after the date hereof.We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an op inion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.The agreed-upon procedures described in this report were not performed for the purpose of:a.Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or b.Making any findings with respect to: i.Whether the origination of the leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements, ii.The value of the collateral securing the leases, iii.Whether the originator of the leases complied with federal, state or local laws or regulations or iv.Any other factor or characteristic of the leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation./s/ Ernst & Young LLP 29 June 2016  Attachment APage 1 of 3Procedures performed and our associated findings1.As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description not containing the word “Base.” as shown on the Data File. The Data File, as adjusted, is hereinafter referred to as the "Base Data File.” The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the leases and Vehicles, respectively. As instructed by the Sponsor, on behalf of the Issuer, we random ly selected a sample of 150 leases from the Base Data File (the “Sample leases”). The Sample leases are listed on Exhibit 1 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not infonn us as to the basis for how they detennined the number of Sample leases they instructed us to randomly select from the Base Data File.2.For each Sample lease, we performed the following procedures: a.We compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using infonnation located on, the System Screen Shots, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 2 to Attachment A. All such compared information was in agreement.b.We observed that the cOlTesponding Master lease Agreementcontained a signature in the lessee signature section of the Master lease Agreement We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Master lease Agreement.c.We observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained on the Credit Review File. d.We compared the completed date, as shown on the Credit Review File, to the Cutoff Date, and except for the Sample leases listed on Exhibit 3 to Attachment A, we observed that the corresponding completed date, as shown on the Credit Review File, was less than or equal to 12 months prior to the Cutoff Date.  Attachment APage 2 of 32. (continued) e.We observed the owner name on the corresponding Title. As instructed by the Sponsor, on behalf of the Issuer, we listed the owner name that we observed, as shown on the Title, for each Sample lease on Exhibit 4 to Attachment A. We performed no procedures to determine the validity of any owner name contained on the Title. f.We observed the loss payee name fo r physical damage insurance and the additional insured name for liability insurance on the corresponding Insurance Source Documents (as applicable and available), System Screen Shots (as applicable) or Master lease Agreement (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed tlle loss payee name and additiona l insured name that we observed, as shown on the Insurance Source Documents (as applicable and available), System Screen Shots (as applicable) or Master lease Agreement (as applicable), for each Sample lease on Exhibit 5 to Attachment A. We also observed on the Insurance Source Documents (as applicable and available), System Screen Shots (as applicable) or Master lease Agreement (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, that are included in the notes to Exhibit 5 to Attachment A, that: i.111 of the Sample leases have Insurance Source Documents which indicate physical damage and liability insurance coverage and identify Enterprise FM Trust as both the loss payee and additional insured, ii.16 of the Sample leases have System Screen Shots which indicate Enterprise Enrollment Coverage as the insurance carrier and indicate the amount of physical damage and liability insurance that is billed each month, iii.Five of the Sample leases have System Screen Shots which indicate Enterprise Enrollment Coverage as the insurance carrier and indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents which indicate liability insurance coverage and identify Enterprise FM Trust as the additional insured, iv.Ten of the Sample leases have Insurance Source Documents which indicate the lessee being self-insured for physical damage and have Insurance Source Documents which indicate liability insurance coverage and identify Enterprise FM Trust as the additional insured, v.Six of the Sample leases have Insurance Source Documents which indicate the lessee being self-insured for both physical damage and liability, vi.One of the Sample leases has a Master lease Agreement which indicates the lessee being self-insured for physical damage and has Insurance Source Documents which indicate liability insurance coverage and identify Enterprise FM Trust as the additional insured and  Attachment APage 3 of 32. (continued) f.(continued) vii.One of the Sample Leases has Insurance Source Documents which indicate physical damage insurance coverage and identify Enterprise FM Trust as the loss payee and does not have Insurance Source Documents which indicate liability insurance coverage and we were unable to observe an additional insured. The Sponsor, on behalf of the Issuer, indicated that this Sample Lease was for a government entity that was not required to have liability insurance. We performed no procedures to determine the accuracy, completeness or reasonableness of the information descri bed in th is Item 2.f. that is contained on the Insurance Source Documents, System Screen Shots or Master Lease Agreement (as applicable).The Sponsor, on behalf of the Issuer, indicated that certain lessee names have changed subsequent to the Sponsor’s prepa ration of the information on the Base Data File and the Sponsor's prepa ration of the corresponding System Screen Shots. The Sponsor, on behalf of the Issuer, provided a decode table (the “Lessee Name Change Table”) for three leases containing the original and updated lessee names corresponding to such leases, and instructed us to use this information for the purpose of performing the procedures described in Items 2.b. through 2.f. above. We performed no procedures to determine the accuracy, completeness or reasonableness of the Lessee Name Change Table. Exhibit 1 to Attachment APage 1 of 2Sample LeasesSampleLease NumberUnit numberSampleLease NumberUnit number1OKG666382000HV2WML953922236S3ETQ122402225QE4QS5S9741224CZ25LARW40422228KC6OKG973432229SU7LL62G444222AP78LUOF6145222B6Z9QS2T3746222EN810OF55R44722350G11FJU22148222J6L12JME29949222M9913US8P9850222PBO14FT73X451222LQH15LASS6152223L6P16UGI0535322397617LATY7054222UBK18CZOO0555222SVX19LASS8756222NlR202006KM57222PWU21GU8P2158222P7M22XF42G959222PF523FT69Y760222RZl24Q2W78361222S5R25WA5P5162223SMG26LAVS46632235FV27MN702664222W922820061265222ZSP292002SH6622366H3020080P672232BB312224AP682233C932200C2369223CZZ3322225P702234Pl34200612712238S63522285A72223BHS36200A8R73223FR73722387374223R39  Exhibit 1 to Attachment APage 1 of 2SampleSampleLease NumberUnit numberLease NumberUnit 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 Exhibit 2 to Attachment APage 1 of 2Sample CharacteristicsSample CharacteristicSource DocumentNoteUnit numberSystem Screen Shotsi.Client numberSystem Screen ShotsLegal name of the lesseeSystem Screen ShotsVehicle makeSystem Screen ShotsVehicle modelSystem Screen ShotsVehicle typeSystem Screen ShotsContract typeSystem Screen Shotsii.Lease termSystem Screen ShotsInterest percentageSystem Screen ShotsInterest adjustment percentageSystem Screen Shotsiii.Vehicle residual valueSystem Screen Shots andiv.recalculationVehicle capitalized costSystem Screen ShotsClient industrySystem Screen ShotsNotes:i.For identification purposes only. ii.For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that: a.A contract type of “type N” on the System Screen Shots corresponds to a closed term lease (the “Closed Term Sample Leases”), as shown on the Base Data File, and b.A contract type of “type E” on the System Screen Shots corresponds to an open term lease (the “Open Term Sample Leases”), as shown on the Base Data File. iii.The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic, as shown on the Base Data File, for the Closed Term Sample Leases.  Exhibit 2 to Attachment APage 2 of 2Notes: (continued)iv.For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting: a. The product of: i.The monthly depreciation value and ii.The difference between the lease term and the months in service fromb. The sum of the vehicle capitalized cost and accumulated depreciation, all as shown on the System Screen Shots.For the avoidance of any doubt with respect to the recalculation described above, the accumulated depreciation, as shown on the System Screen Shots, is a negative value, and the recalculation described in iv.b. above reduces the vehicle capitalized cost by such accumulated depreciation amount.We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above. Exhibit 3 to Attachment ACredit Review File Completed Dates more than 12 Months Prior to the Cutoff DateSample Lease NumberUnit numberCompleted date9Q52T3715LA556125WA5P5128200612312224AP3922236558222P7M76223F5384223VF9103224JRW121225D2Z126225W51372262B5144226993The Sponsor, on beha lf of the Issuer, indicated that thei r credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to detennine when or if a cred it review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to resu lt in an annual cred it review, such date is not a defined date for perfonning a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that cred it personnel can use judgment to determine if a review is necessary or if itcan be deferred and that common items they might consider include (but are not limited to):a.Whether or not the client plans to place additiona l orders over the next yea r and/ or whether the expected timing of those additional orders allows for the cred it review to be deferred, b.The level of risk inherent with the client's fleet, c.How long they have been a client, d.Whether the latest financial infonnation may be reviewed without performing a complete credit review (if the credit file is for a public company) and e.Whether the client has been placed on credit hold or order hold. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.  Exhibit 4 to Attachment APage 1 of 4Owner NameSampleLease NumberOwner Name1Enterprise FM Trust2Enterprise FM Trust LSRLSE3Enterprise FM Trust4Enterprise FM Trust5Enterprise FM Trust6Enterprise FM Trust7Enterprise FM Inc8Enterprise FM Trust9Enterprise FM Trust10Enterprise FM Trust11Enterprise FM Trust12Enterprise FM Trust13Enterprise FM Trust14Enterprise FM Trust15Enterprise FM Trust16Enterprise FM Trust17Enterprise FM Trust LSRLSE18Enterprise FM Trust19Enterprise FM Trust20Enterprise FM Trust LSRLSE21Enterprise FM Trust22Enterprise FM Trust LSRLSE23Enterprise FM Trust LSRLSE24Enterprise FM Trust25Enterprise FM Trust LSRLSE26Enterprise FM Trust LSRLSE27Lessee Enterprise FM Trust Lessor28Enterprise FM Trust29Enterprise FM Trust30Enterprise FM Trust31Enterprise FM Trust32Enterprise FM Trust33Enterprise FM Trust34Enterprise FM Trust35Enterprise FM Trust LSRLSE36Enterprise FM Trust37Enterprise FM trust  Exhibit 4 to Attachment APage 2 of 4SampleLease NumberOwner Name38Enterprise FM Trust39Enterprise FM Trust40Enterprise FM Trust41Enterprise FM Trust42Enterprise FM Trust43Enterprise FM Trust44Enterprise FM Trust45Enterprise FM Trust46Lessee Enterprise FM Trust Lessor47Enterprise FM Trust48Enterprise FM Trust49Enterprise FM Trust50Enterprise FM Trust LSRLSE51Enterprise FM Trust52Enterprise FM Trust53Enterprise FM Trust54Enterprise FM Trust55Enterprise FM Trust56Enterprise FM Trust57Enterprise FM Trust58Enterprise FM Trust59Enterprise FM Trust60Enterprise FM Trust61Enterprise FM Trust62Enterprise FM Trust63Enterprise FM Trust64Enterprise FM Trust65Enterprise FM Trust66Lessee and Enterprise FM Trust Lessor67Enterprise FM Trust68Enterprise FM Trust69Enterprise FM Trust70Enterprise FM Trust71Enterprise FM Trust72Enterprise FM Trust73Enterprise FM Trust74Enterprise FM Trust75Enterprise FM Trust76Enterprise FM Trust  Exhibit 4 to Attachment APage 3 of 4SampleLease NumberOwner Name77Enterprise FM Trust78Enterprise FM Trust79Enterprise FM Trust80Enterprise FM Trust81Enterprise FM Trust82Enterprise FM Trust83Enterprise FM Trust84Enterprise FM Trust85Enterprise FM Trust86Enterprise FM Trust87Enterprise FM Trust88Lessee Enterprise FM Trust Lessor89Enterprise FM Trust90Enterprise FM Trust LSR91Enterprise FM Trust92Enterprise FM Trust93Enterprise FM Trust94Enterprise FM Trust95Enterprise FM Trust96Enterprise FM Trust97Enterprise FM Trust98Enterprise FM Trust99Enterprise FM Trust100Enterprise FM Trust101Enterprise FM Trust102Enterprise FM Trust103Enterprise FM Trust104Enterprise FM Trust105Enterprise FM Trust106Enterprise FM Trust107Enterprise FM Trust108Enterprise FM Trust109Enterprise FM Trust LSRLSE110Enterprise FM Trust111Enterprise FM Trust112Enterprise FM Trust113Enterprise FM Trust114Lessee Enterprise FM Trust Lessor115Enterprise FM Trust  Exhibit 4 to Attachment APage 4 of 4SampleLease NumberOwner Name116Enterprise FM Trust117Enterprise FM Trust118Enterprise FM Trust119Enterprise FM Trust120Enterprise FM Trust121Enterprise FM Trust122Enterprise FM Trust123Enterprise FM Trust124Enterprise FM Trust125Enterprise FM Trust126Enterprise FM Trust127Enterprise FM Trust128Enterprise FM Trust129Enterprise FM Trust130ENTR FM Trust131Enterprise FM Trust132Enterprise FM Trust133Enterprise FM Trust134Enterprise FM Trust135Enterprise FM Trust136Enterprise FM Trust137Enterprise FM Trust138Enterprise FM Trust139Enterprise FM Trust140Enterprise FM Trust141Enterprise FM Trust142Enterprise FM Trust143Enterprise FM Trust144Enterprise FM Trust145Enterprise FM Trust146Enterprise FM Trust147Enterprise FM Trust148Enterprise FM Trust149Enterprise FM Trust150Enterprise FM Trust LSRLSE  Exhibit 5 to Attachment APage 1 of 5Loss Payee Name and Additional Insured NameSampleLease NumberLoss Payee Name and Additional Insured Name1Enterprise FM Trust2Enterprise FM Trust3Enterprise FM Trust4Enterprise FM Trust5Self-Insured (physical damage) and Enterprise FM Trust (liability)6Self-Insured (physical damage) and Enterprise FM Trust (liability)7EHI Physical Damage Plan and Liability Plan8EHI Physical Damage Plan (physical damage) and Enterprise FM Trust (liability)9Self-Insured (physical damage) and Enterprise FM Trust (liability)10Enterprise FM Trust11Enterprise FM Trust12Enterprise FM Trust13Enterprise FM Trust14Enterprise FM Trust15Enterprise FM Trust16Self-Insured (physical damage) and Enterprise FM Trust (liability)17EHI Physical Damage Plan and Liability Plan18Enterprise FM Trust19EHI Physical Damage Plan and Liability Plan20Enterprise FM Trust21Self-Insured (physical damage) and Enterprise FM Trust (liability)22EHI Physical Damage Plan (physical damage) and Enterprise FM Trust (liability)23Enterprise FM Trust24Enterprise FM Trust25Self-Insured (physical damage and liability)26Enterprise FM Trust27Enterprise FM Trust28EHI Physical Damage Plan and Liability Plan29Enterprise FM Trust30Enterprise FM Trust (physical damage) and no additional insured observed31Enterprise FM Trust32Enterprise FM Trust33Enterprise FM Trust34Enterprise FM Trust35Self-Insured (physical damage and liability)36Enterprise FM Trust  Exhibit 5 to Attachment APage 2 of 5SampleLease NumberLoss Payee Name and Additional Insured Name37Enterprise FM Trust38EHI Physical Damage Plan and Liability Plan39Enterprise FM Trust40Enterprise FM Trust41Enterprise FM Trust42Enterprise FM Trust43Enterprise FM Trust44EHI Physical Damage Plan and Liability Plan45Enterprise FM Trust46Enterprise FM Trust47Enterprise FM Trust48EHI Physical Damage Plan (physical damage) and Enterprise FM Trust (liability)49Enterprise FM Trust50Enterprise FM Trust51Enterprise FM Trust52Enterprise FM Trust53Self-Insured (physical damage) and Enterprise FM Trust (liability)54Enterprise FM Trust55Enterprise FM Trust56Enterprise FM Trust57Enterprise FM Trust58Enterprise FM Trust59EHI Physical Damage Plan (physical damage) and Enterprise FM Trust (liability)60Self-Insured (physical damage) and Enterprise FM Trust (liability)61EHI Physical Damage Plan (physical damage) and Enterprise FM Trust (liability)62Enterprise FM Trust63Self-Insured (physical damage and liability)64Enterprise FM Trust65Enterprise FM Trust66Enterprise FM Trust67Enterprise FM Trust68Self-Insured (physical damage) and Enterprise FM Trust (liability)69Enterprise FM Trust70Enterprise FM Trust71EHI Physical Damage Plan and Liability Plan72EHI Physical Damage Plan and Liability Plan73EHI Physical Damage Plan and Liability Plan Exhibit 5 to Attachment APage 3 of 5SampleLease NumberLoss Payee Name and Additional Insured Name74Enterprise FM Trust75Enterprise FM Trust76Enterprise FM Trust77Enterprise FM Trust78Enterprise FM Trust79Enterprise FM Trust80Enterprise FM Trust81Enterprise FM Trust82Self-Insured (physical damage and liability)83Enterprise FM Trust84Enterprise FM Trust85Enterprise FM Trust86EHI Physical Damage Plan and Liability Plan87EHI Physical Damage Plan and Liability Plan88EHI Physical Damage Plan and Liability Plan89Enterprise FM Trust90Enterprise FM Trust91Enterprise FM Trust92Enterprise FM Trust93Enterprise FM Trust94Enterprise FM Trust95Enterprise FM Trust96Enterprise FM Trust97Enterprise FM Trust98EHI Physical Damage Plan and Liability Plan99Enterprise FM Trust100Enterprise FM Trust101Enterprise FM Trust102Enterprise FM Trust103Enterprise FM Trust104Enterprise FM Trust105Enterprise FM Trust106Enterprise FM Trust107Enterprise FM Trust108Enterprise FM Trust109Enterprise FM Trust110Enterprise FM Trust Exhibit 5 to Attachment APage 4 of 5SampleLease NumberLoss Payee Name and Additional Insured Name111Enterprise FM Trust112Enterprise FM Trust113EHI Physical Damage Plan and Liability Plan114Enterprise FM Trust115Enterprise FM Trust116Enterprise FM Trust117Enterprise FM Trust118Enterprise FM Trust119EHI Physical Damage Plan and Liability Plan120Enterprise FM Trust121Enterprise FM Trust122Enterprise FM Trust123EHI Physical Damage Plan and Liability Plan124Enterprise FM Trust125Enterprise FM Trust126Enterprise FM Trust127Self-Insured (physical damage) and Enterprise FM Trust (liability)128Enterprise FM Trust129Self-Insured (physical damage and liability)130Enterprise FM Trust131Self-Insured (physical damage and liability)132Self-Insured (physical damage) and Enterprise FM Trust (liability)133Enterprise FM Trust134Enterprise FM Trust135Enterprise FM Trust136Enterprise FM Trust137Enterprise FM Trust138Enterprise FM Trust139Enterprise FM Trust140Enterprise FM Trust141Enterprise FM Trust142Enterprise FM Trust143Enterprise FM Trust144Enterprise FM Trust145Enterprise FM Trust146Enterprise FM Trust147Enterprise FM Trust Exhibit 5 to Attachment APage 5 of 5SampleLease NumberLoss Payee Name and Additional Insured Name148Self-Insured (physical damage) and Enterprise FM Trust (liability)149Enterprise FM Trust150Enterprise FM TrustNotes:i.For the purpose of the procedure described in Item 2.f. of Attachment A, for Sample Leases that have System Screen Shots which show “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use “EHI Physical Damage Plan and Liability Plan” for the loss payee name and additional insured name. ii.For the purpose of the procedure described in Item 2.f. of Attachment A, for Sample Leases that have System Screen Shots which show “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance, the Sponsor, on behalf of the Issuer, instructed us to use “EHI Physical Damage Plan” for the loss payee name. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.